Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]

Note 4. Variable Interest Entities

The Company conducted an evaluation as a reporting entity of its involvement with certain significant related party business entities as of June 30, 2015 in order to determine whether these entities were variable interest entities requiring consolidation or disclosures in the financial statements of the Company. The Company evaluated two entities with whom it has maintained significant commercial relationships since 2004.
ES Windows LLC (“ESW LLC”), a Florida LLC, imports and resells the Company’s products in the United States and acts as a freight forwarder for certain raw materials inventory purchased in the United States. The Company’s CEO and COO, other family members, and other related parties own 100% of the equity in ESW LLC. The Company’s sales to ESW LLC for the three month periods ended June 30, 2015 and 2014 were $11.0 million and $9.6 million, respectively, and for the six month periods ended June 30, 2015 and 2014 were $22.9 million and $18.1 million, respectively. Outstanding receivables from ESW LLC at June 30, 2015 and December 31, 2014 were $18.6 million and $13.8 million, respectively.
Ventanas Solar S.A. (“VS”), a Panama sociedad anonima, is an importer and installer of the Company’s products in Panama. Family members of the Company’s CEO and CFO and other related parties own 100% of the equity in VS. The Company’s sales to VS for the three month ended June 30, 2015 and 2014 were $1.6 million and $3.6 million, respectively. Sales for the six months ended June 30, 2015 and 2014 were $2.6 million and $7.2 million, respectively. Outstanding receivables from VS at June 30, 2015 and December 31, 2014 were $11.2 million and $12.2 million respectively, including a three-year payment agreement for trade receivables with a long term balance of $3.4 million and $4.2 million as of June 30, 2015 and December 31, 2014, respectively, related to a collection agreement between the Company and VS for trade receivables collection from customers in Panama.
Management evaluated several factors, including whether (i) these entities required subordinated financial support from the Company in order to operate, (ii) what variable interests existed in the risks and operations of the entities, (iii) what explicit or implicit interests the Company had in these entities as a result of the significant commercial relationships, (iv) whether the Company or its related parties had the controlling financial interests in these entities, and as a result, (v) who were the primary beneficiaries of those controlling variable interests. In order to evaluate these considerations, the Company analyzed the designs and initial purposes of these entities using available quantitative information, qualitative factors and guidance under ASC 810-10-25 Consolidation and related Subsections.
As of the date of the evaluation, the Company concluded that (i) both entities are deemed variable interest entities because of the presence and effect of significant related parties; (ii) neither variable interest entity requires subordinated financial support for its operations as these operations are designed to provide residual returns to their equity investors, (iii) the Company’s explicit variable interests are its arms-length commercial relationships which do not absorb the entities’ risks and variability, (iv) that neither the Company nor its related parties had the controlling financial interests, and finally (v) the CEO, COO, family members and other equity investors are more closely related to the ESW LLC and VS and were therefore the primary beneficiaries of those entities’ variable interests and residual returns or eventual losses, not the Company. The Company concluded that consolidation of these entities was not indicated.
No subordinated financial support has been provided to these entities as of June 30, 2015 or as of December 31, 2014.

Note 5. Variable Interest Entities

The Company conducted an evaluation as a reporting entity of its involvement with certain significant related party business entities as of December 31, 2013 and 2014 in order to determine whether these entities were variable interest entities requiring consolidation or disclosures in the financial statements of the Company. The Company evaluated two entities with whom it has maintained significant commercial relationships since 2004.
ES Windows LLC (“ESW LLC”), a Florida LLC, imports and resells the Company’s products in the United States and acts as a freight forwarder for certain raw materials inventory purchased in the United States. The Company’s CEO and COO, other family members, and other related parties own 100% of the equity in ESW LLC. The Company’s sales to ESW LLC for the years ended December 31, 2014 and 2013 were $37.1 million and $28.9 million, respectively. Outstanding receivables from ESW LLC at December 31, 2014 and December 31, 2013 were $13.8 million and $11.8 million, respectively.
Ventanas Solar S.A. (“VS”), a Panama sociedad anonima, is an importer and installer of the Company’s products in Panama. Family members of the Company’s CEO and CFO and other related parties own 100% of the equity in VS. The Company’s sales to VS for the year ended December 31, 2014 and 2013 were $0.2 million and $7.9 million respectively. Outstanding receivables from VS at December 31, 2014 and 2013 were $12.2 million and $10.8 million respectively, including a three year payment agreement for trade receivables for $4.2 million as of December 31, 2014 related to a collection agreement, pursuant to when VS collects the Company’s receivables from customers in Panama.
Management evaluated several factors, including whether (i) these entities required subordinated financial support from the Company in order to operate, (ii) what variable interests existed in the risks and operations of the entities, (iii) what explicit or implicit interests the Company had in these entities as a result of the significant commercial relationships, (iv) whether the Company or its related parties had the controlling financial interests in these entities, and as a result, (v) who were the primary beneficiaries of those controlling variable interests. In order to evaluate these considerations, the Company analyzed the designs and initial purposes of these entities using available quantitative information, qualitative factors and guidance under ASC 810-10-25 Consolidation and related Subsections.
As of the date of the initial evaluation and for the year ended December 31, 2014, the Company concluded that (i) both entities are deemed variable interest entities because of the presence and effect of significant related parties; (ii) neither variable interest entity requires subordinated financial support for its operations as these operations are designed to provide residual returns to their equity investors, (iii) the Company’s explicit variable interests are its arms-length commercial relationships which do not absorb the entities’ risks and variability, (iv) that neither the Company nor its related parties had the controlling financial interests but that, as a related party group, they had controlling financial interest, and finally (v) the CEO, COO, family members and other equity investors are more closely related to the ESW LLC and VS and were therefore the primary beneficiaries of those entities’ variable interests and residual returns or eventual losses, not the Company. The Company concluded that consolidation of these entities was not indicated. No subordinated financial support has been provided to these entities as of December 31, 2014 or as of December 31, 2013.